Oct. 31, 2024
BNY Mellon High Yield ETF
Fund Summary
Investment Objective
The fund seeks total return consisting of capital appreciation and income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon High Yield ETF BNY Mellon High Yield ETF [1]
Management fees	0.22%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.22%
[1]	The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	BNY Mellon High Yield ETF BNY Mellon High Yield ETF USD ($)
1 Year	$ 23
3 Years	71
5 Years	124
10 Years	$ 280

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. For the fiscal year ended October 31, 2024, the fund's portfolio turnover rate was 96.25% of the average value of its portfolio.

Principal Investment Strategy

The fund seeks to provide diversified investment exposure to the U.S. high yield bond market. While the fund is not an index fund and does not attempt to replicate any index, the fund normally invests substantially all of its assets in bonds that, at the time of purchase, are included in the Bloomberg US Corporate High Yield Total Return Index (Index), ETFs providing exposure to securities included in the Index and derivatives with economic characteristics similar to such bonds, ETFs or the Index. The fund's derivatives investments may include futures, total return swaps, structured notes and credit default swap indexes, and are typically used for hedging, risk management, and liquidity purposes. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities and ETFs providing exposure to such securities. The fund's policy with respect to the investment of at least 80% of its net assets may be changed by the fund's board, upon 60 days' prior notice to shareholders. The fund considers high yield securities to be securities with ratings that qualify for inclusion in the Index.

The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month.

The fund's sub-adviser, Insight North America LLC, an affiliate of the Adviser, uses a systematic investment process to select high yield securities for the fund's portfolio. The sub-adviser uses a proprietary credit model to construct a portfolio with general risk characteristics (e.g., credit rating distribution, duration and sector weightings) similar to those of the Index. In an attempt to generate a modest amount of outperformance over the Index, the sub-adviser also uses the proprietary credit model to identify opportunities to harvest income and capitalize on fallen angels (bonds initially given investment-grade ratings, but subsequently reduced to high yield), to determine appropriate weightings, based on risk and relative value signals, of individual securities for the fund's portfolio. For example, the sub-adviser may overweight against the Index individual securities identified by the credit model to have more favorable risk and relative value signals (i.e., securities identified as undervalued) and may underweight against the Index individual securities identified by the credit model to have less favorable risk and relative value signals (i.e., securities identified as overvalued). The sub-adviser will seek to ensure that the fund's exposure to securities identified with less favorable risk and relative value signals, if any, will be no greater than such securities' weights in the Index at the time of purchase.

Current fund portfolio holdings may become sell candidates if the sub-adviser believes that bonds with better risk and return characteristics become available, or if the holding no longer meets the sub-adviser's strategic or portfolio construction objectives.

The fund may, from time to time, invest a significant portion (more than 20%) of its assets in securities of companies in certain sectors and/or industries, including the consumer cyclical sector.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act).

Principal Risks
Risk Table - BNY Mellon High Yield ETF	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Fixed-income market risk

• Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline.  A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· High yield securities risk

• High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to unfavorable news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems related to share registration, trade settlement, or asset custody, may result in losses for the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund's shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.

· Privately-issued securities risk

• Privately-issued securities risk: Privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the 1933 Act, are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately-issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the fund.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. Liquidity can also decline unpredictably in response to overall economic conditions or credit tightening. In addition, in stressed market conditions the market for the fund's shares may become less liquid in response to deteriorating liquidity with respect to the fund's portfolio securities, which could lead to differences between the market price of the fund's shares and the net asset value of the fund's shares.

· Issuer risk

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

· Consumer cyclical sector risk

• Consumer cyclical sector risk:  Consumer cyclical companies rely heavily on business cycles and economic conditions. Consumer cyclical companies may be adversely affected by domestic and international economic downturns, changes in exchange and interest rates, competition, consumers' disposable income and preferences, social trends and marketing campaigns.

· Derivatives risk

• Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

· Credit default swap index risk

• Credit default swap index risk: Credit default swap indexes (CDXs) are derivative contracts that reflect the performance of an index of credit default swaps and transfer credit exposure between two parties (for example, between an exchange and the fund). The use of CDXs involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks. Further, the fund's return from investment in a CDX may not match the return of the referenced index of credit default swaps and could result in losses if the referenced index of credit default swaps does not perform as expected. Unexpected changes in the composition of the index of credit default swaps may also affect performance of the CDX. If a referenced index of credit default swaps has a dramatic intraday move that causes a material decline in the fund's net assets, the terms of the fund's CDX may permit the counterparty to immediately close out the transaction. In that event, the fund may be unable to enter into another CDX or otherwise achieve desired exposure, even if the referenced index of credit default swaps reverses all or a portion of its intraday move.

· Structured notes risk

• Structured notes risk: Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of derivative instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

· Total return swap risk

• Total return swap risk: A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the fund's portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

· Futures risk

• Futures risk: The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The fund's use of futures contracts exposes the fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the fund has deposited or will have to deposit with a broker to maintain its futures position. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the fund's initial investment in such contracts.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
· Authorized participants, market makers and liquidity providers risk

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

· Fluctuation of net asset value, share premiums and discounts risk

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

· Trading issues risk

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. A widespread outbreak of an infectious illness, such as COVID-19, and efforts to contain its spread, may result in market volatility, inflation, reduced liquidity or disruption in the trading of certain instruments, and systemic economic weakness. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of the Bloomberg US Universal Index, a broad measure of market performance, and the Bloomberg US Corporate High Yield Total Return Index, which is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart Best Quarter 2023, Q4: 7.07 Worst Quarter 2022, Q2: (10.30)
Average Annual Total Returns as of 12/31/24
Average Annual Total Returns - BNY Mellon High Yield ETF	Label	1 Year	Since Inception	Inception Date
BNY Mellon High Yield ETF	Returns before taxes	8.07%	6.41%	Apr. 22, 2020
BNY Mellon High Yield ETF | After Taxes on Distributions	Returns after taxes on distributions	4.89%	3.32%
BNY Mellon High Yield ETF | After Taxes on Distributions and Sales	Returns after taxes on distributions and sale of fund shares	4.72%	3.57%
Bloomberg US Corporate High Yield Total Return Index (reflects no deductions for fees, expenses or taxes)	Bloomberg US Corporate High Yield Total Return Index	8.19%	6.66%
Bloomberg US Universal Index (reflects no deductions for fees, expenses or taxes)*	Bloomberg US Universal Index	2.04%	(0.59%)